Business Overview	12 Months Ended
Dec. 31, 2019
Business Overview
Business Overview

2	Business overview

Summary of business

Aeterna Zentaris is a specialty biopharmaceutical company commercializing and developing therapeutics and diagnostic tests. The Company’s lead product, Macrilen™ (macimorelin), is the first and only United States Food and Drug Administration (“FDA”) and European Commission approved oral test indicated for the diagnosis of patients with adult growth hormone deficiency (“AGHD”). Macrilen™ (macimorelin) is currently marketed in the U.S. through a license and assignment agreement (the “License Agreement”) with Novo. Aeterna Zentaris is also pursuing the development of macimorelin for the diagnosis of child-onset growth hormone deficiency (“CGHD”), an area of significant unmet need. In addition, we are actively pursuing business development opportunities for the commercialization of macimorelin in Europe and the rest of the world in addition to other non-strategic assets to monetize their value

The Company’s principal focus is on the commercialization of Macrilen™ (macimorelin) and it currently does not have any other approved products. Under the terms of License Agreement(as defined below), Novo Nordisk A/S (“Novo”) is funding 70% of the pediatric clinical trial submitted to the EMA and FDA, the Company’s sole development activity. In November 2019, Novo contracted Aeterna Zentaris GmbH(“AEZS Germany”), our wholly owned German subsidiary, to provide supply chain services for the manufacture of Macrilen™ (macimorelin).

Reporting entity

The accompanying consolidated financial statements include the accounts of Aeterna Zentaris, an entity incorporated under the Canada Business Corporations Act, and its wholly-owned subsidiaries (collectively referred to as the “Group”). Aeterna Zentaris is the ultimate parent company of the Group. The Company currently has three wholly-owned direct and indirect subsidiaries, AEZS Germany, based in Frankfurt, Germany, Zentaris IVF GmbH, a wholly-owned subsidiary of AEZS Germany, based in Frankfurt, Germany, and Aeterna Zentaris, Inc., an entity incorporated in the state of Delaware and with offices in Summerville, South Carolina, in the U.S.

The registered office of the Company is located at 5300 Commerce Court West, 199 Bay Street, Toronto, Ontario M5L 1B9, Canada and its principal place of business is 315 Sigma Drive, Summerville, South Carolina 29486.

The Company’s common shares are listed on both the Toronto Stock Exchange (the “TSX”) and on the NASDAQ Capital Market (the “NASDAQ”).

Basis of presentation

(a)	Statement of compliance

These consolidated financial statements as at December 31, 2019 and December 31, 2018 and for the years ended December 31, 2019, 2018 and 2017 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the Company’s Board of Directors subject to confirmation by the Audit Committee of the Board of Directors, which confirmation was received on March 27, 2020.

The preparation of financial statements in accordance with IFRS requires the use of certain critical accounting estimates and the exercise of management’s judgment in applying the Company’s accounting policies. Areas involving a high degree of judgment or complexity and areas where assumptions and estimates are significant to the Company’s consolidated financial statements are discussed in note 4 - Critical accounting estimates and judgments.

(b)	Basis of measurement

The consolidated financial statements have been prepared under a historical cost convention except for warrant liability which is measured at fair value through profit or loss.

(c)	Principles of consolidation

These consolidated financial statements include any entity in which the Company directly or indirectly holds more than 50% of the voting rights or over which the Company exercises control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. An entity is included in the consolidation from the date that control is transferred to the Company, while any entities that are sold are excluded from the consolidation from the date that control ceases. All inter-company balances and transactions are eliminated on consolidation.

(d)	Foreign currency

Items included in the financial statements of the Group’s entities are measured using the currency of the primary economic environment in which the entities operate (the “functional currency”) which is U.S. dollars for the Company and its U.S. subsidiary, Aeterna Zentaris, Inc. and Euro (“EUR”) for its German subsidiaries.

Assets and liabilities of the German subsidiaries are translated from EUR balances at the period-end exchange rates, and the results of operations are translated from EUR amounts at average rates of exchange for the period. The resulting translation adjustments are included in accumulated other comprehensive income within shareholders’ (deficiency) equity.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the underlying transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency are recognized in the consolidated statement of comprehensive (loss) income.